Share Option - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 9,848	₩ 0
Major Share Options Transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	4,313
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 2,259